COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Rental Commitments Under Operating Leases	Annual minimum future rental commitments under operating leases are approximately as follows:
December 31,

2019	$1,489
2020	1,447
2021	865
2022	608
2023	607
2024 and after	1,342

$6,358